Equity Method Investment Summarized Financial Information, Income Statement (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 28, 2012	Dec. 30, 2011
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Sales	$ 721	$ 902	$ 1,215
Net income (loss)	$ 15	$ (4)	$ (58)